ACCRUED EXPENSES AND DEFERRED INCOME (Details) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Accruals and deferred income [abstract]
Accrued personnel costs	kr 6,999	kr 10,471
Accrued costs for clinical trials	5,057	7,747
Accrued interest expenses	6,579	4,431
Other accrued expenses	4,384	2,683
Deferred income	0	962
Total	kr 23,019	kr 26,294